Putnam Investments
One Post Office Square
Boston, MA 02109
December 4, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Global
Communications Fund; (the ‘Fund”) Post-Effective Amendment No. 301 to the Trust’s Registration
Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 301 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 29, 2018.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Putnam Funds Trust
On behalf of:
Putnam Global Communications Fund

Very truly yours,

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:    James E. Thomas, Esq.